Average Annual Total Returns (Vanguard Admiral Treasury Money Market Fund Retail)	Vanguard Admiral Treasury Money Market Fund Vanguard Admiral Treasury Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014	iMoneyNet Money Fund Report's 100 percent Treasury Funds Average Vanguard Admiral Treasury Money Market Fund Vanguard Admiral Treasury Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014	U.S. Treasury Money Market Funds Average Vanguard Admiral Treasury Money Market Fund Vanguard Admiral Treasury Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%	none	none
Five Years	0.06%	none	none
Ten Years	1.58%	1.19%	1.22%